U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

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1. Name and address of issuer:

   Franklin Tax-Advantaged U.S. Government Securities Fund
   777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

   Franklin Tax-Advantaged U.S. Government Securities Fund

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3. Investment Company Act File Number: 811-5007

   Securities Act File Number: 33-11963

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4. Last day of fiscal year for which this notice is filed: 12/31/96

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), iF applicable (see Instruction A.6): Not applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 7,369,357 shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   9,401,621 shares

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9. Number and aggregate sale price of securities sold during the fiscal year:

   6,060,087 shares ($63,652,991)
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   6,060,087 shares ($63,652,991)
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7): Not applicable

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12. Calculation of registration fee:

      (i)  Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                       $63,652,991

      (ii) Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):        +    n/a

      (iii)Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                            -    $121,285,224

      (iv) Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                 +    n/a

      (v)  Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i),
           plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                 $-0-

      (vi) Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):
                                                       x    1/3300

      (vii)Fee due [line (i) or line (v)
           multiplied by line (vii)]:                       $ -0-






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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [ ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


/s/ Larry L. Greene
    Assistant Secretary
    Date: 02/26/96

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
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000
Fax: (215) 564-8120


February 24, 1997


Franklin Tax-Advantaged U.S. Government
 Securities Fund
777 Mariners Island Boulevard
San Mateo, California  94404

Re:      Franklin Tax-Advantaged U.S. Government
         Securities Fund

Gentlemen:

                  You have requested our opinion with respect to the shares of partnership interest sold by Franklin Tax-Advantaged U.S. Government Securities Fund (the "Fund") during its fiscal year ended December 31, 1996, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 6,060,087 shares were sold by the Fund in reliance upon Rule 24f-2 during said fiscal year.

                  Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of partnership interest of the Fund sold and issued by the Fund during its fiscal year ended December 31, 1996, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

                  We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP

/s/  Audrey C. Talley